Supplement Dated February 27, 2026
to the Summary Prospectus and Prospectus, each dated February 27, 2026, for Thrivent Moderate Allocation Fund, a series of Thrivent Mutual Funds
Effective immediately, the expense example for Class S shares in the section of the Thrivent Moderate Allocation Fund’s summary prospectus and prospectus titled “Fees and Expenses” is deleted and replaced with the following:
	1 Year	3 Years	5 Years	10 Years
Class S	$88	$317	$565	$1,276
Please include this Supplement with your Summary Prospectus and Prospectus.
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